Short Term Debt	12 Months Ended
Sep. 30, 2025
Short Term Debt [Abstract]
Short Term Debt
7.	SHORT TERM DEBT

The short-term debt was as follows:

	As of September 30,
	2024	2025
Short-term debt	32,070	32,533

For the years ended September 30, 2024 and 2025, the Group entered into loan agreements with certain third party entities, pursuant to which the Group borrowed RMB 13,081 and RMB 32,533, equivalent to $1,864 and equivalent to $4,570, respectively. The loans bear interest rate of 3.85% per annum and have maturities through September 2026.